Intangible Assets, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill
Intangible assets and related accumulated amortization consisted of the following:

	As of December 31, 2020			As of March 31, 2021
	Gross Carrying Amount	Accumulated amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated amortization	Net Carrying Amount
Finite-lived intangible assets
Software	114,118	(29,264)	84,854	116,163	(35,283)	80,880
License of maintenance and overhauls	2,290	(2,290)	—	2,290	(2,290)	—

Total finite-lived intangible assets	116,408	(31,554)	84,854	118,453	(37,573)	80,880

Indefinite-lived intangible assets
Manufacturing license (i)	494,000	—	494,000	494,000	—	494,000
License plate	28,927	—	28,927	29,126	—	29,126

Total indefinite-lived intangible assets	522,927	—	522,927	523,126	—	523,126

Total intangible assets, net	639,335	(31,554)	607,781	641,579	(37,573)	604,006

Intangible assets and related accumulated amortization consisted of the following:

	As of December 31, 2019			As of December 31, 2020
	Gross Carrying Amount	Accumulated amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated amortization	Net Carrying Amount
Finite-lived intangible assets
Software	98,402	(10,009)	88,393	114,118	(29,264)	84,854
License of maintenance and overhauls	2,290	(1,678)	612	2,290	(2,290)	—

Total finite-lived intangible assets	100,692	(11,687)	89,005	116,408	(31,554)	84,854

Indefinite-lived intangible assets
Manufacturing license (i)	—	—	—	494,000	—	494,000
License plate	28,927	—	28,927	28,927	—	28,927

Total indefinite-lived intangible assets	28,927	—	28,927	522,927	—	522,927

Total intangible assets	129,619	(11,687)	117,932	639,335	(31,554)	607,781

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
Total future amortization expenses for finite-lived intangible assets were estimated as follows:

RMB

Within 1 year	23,920
Between 1 and 2 years	17,972
Between 2 and 3 years	17,129
Between 3 and 4 years	13,838
Between 4 and 5 years	4,640
Thereafter	3,381

Total	80,880

Total future amortization expenses for finite-lived intangible assets were estimated as follows:

2021	22,982
2022	19,327
2023	17,098
2024	16,691
2025	8,384
Thereafter	372

Total	84,854